Income Tax - Reconciliation between Actual Tax Expense and Calculated Tax Based on Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates [abstract]
Profit before income tax	¥ 4,364	¥ 8,874	[1]	¥ 7,661	[1]
Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 16(a))	1,089	2,179		1,857
Non-deductible expenses	23	9		4
Share of results of associates and joint ventures and other non-taxable income	(121)	(137)		(154)
Taxable temporary differences for which no deferred tax liabilities were recognised		(27)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	73	26		48
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(17)	(72)		(39)
(Over)/under-provision in prior year	(27)	(2)		47
Super deduction of research and development expenses	(20)
Tax expense	¥ 1,000	¥ 1,976	[1]	¥ 1,763	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).